Long-term Investments (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)
Disclosure of fair value measurement of assets [line items]
Fair value, Begining	$ 282,509
Change in fair value	(201,702)
Fair value, Ending	80,807
Avricore - shares [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Fair value, Begining	166,668	[1]
Change in fair value	(116,668)	[1]
Fair value, Ending	50,000	[1]
Avricore - warrants [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Fair value, Begining	115,841	[2]
Change in fair value	(85,034)	[2]
Fair value, Ending	$ 30,807	[2]

[1]	Level 1 inputs on fair value hierarchy
[2]	Level 2 inputs on fair value hierarchy